Other income - Narrative (Details)		12 Months Ended
	Jun. 05, 2018 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Feb. 09, 2018 USD ($)	Dec. 31, 2015 EUR (€)
Other Income [Line Items]
Grant income		€ 1,778,000	€ 5,378,000	€ 870,000
Contribution received to support clinical development			1,300,000
Foundation Fighting Blindness
Other Income [Line Items]
Amount of funds available for qualified projects | $					$ 7,500,000
Grant income		1,312,000	2,478,000
EBRP and EBMRF
Other Income [Line Items]
Amount of funds available for qualified projects | $	$ 5,000,000
Grant income		€ 0
Contribution received to support clinical development			€ 1,301,000
EC Horizon 2020 Program
Other Income [Line Items]
Amount of funds available for qualified projects						€ 80,000,000,000
Clinical support agreement
Other Income [Line Items]
Amount of funds available for qualified projects						4,627,000
Clinical support agreement | Entity And Academic Partners [member]
Other Income [Line Items]
Amount of funds available for qualified projects						€ 5,997,000
Clinical support agreement | EBRP and EBMRF
Other Income [Line Items]
Contribution received to support clinical development | $	$ 5,000,000